Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets
The following is a table summarizing the components of our prepaid expenses and other current assets as of December 31, 2023 and 2022:

	At December 31,
In thousands of U.S. dollars	2023	2022
Prepaid vessel operating expenses - SSM	$5,522	$5,450
Prepaid expense - SCM	28	84
Scorpio Services Holding Limited (SSH)	3	—
Prepaid expense - related party port agent	2	98
Scorpio MR Pool Limited	—	14
Scorpio Handymax Tanker Pool Limited	—	3
Scorpio LR2 Pool Limited	—	1
Prepaid expenses and other current assets - related parties	5,555	5,650

Third party - prepaid vessel operating expenses	1,553	2,787
Prepaid insurance	588	744
Prepaid port agent advances	72	3,086
Other prepaid expenses	2,445	5,892
	10,213	18,159